CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Deposits held at call	$ 96,978	$ 100,706
Short-term financial investments	27,728	32,820
Total	$ 124,706	$ 133,526	$ 141,762	$ 194,035